Vanguard FTSE All-World ex-US Small-Cap Index Fund

Supplement to the Prospectus and Summary Prospectus Dated February 26, 2015

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

Jeffrey D. Miller, Portfolio Manager at Vanguard. He has managed the Fund since August 2015.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The manager primarily responsible for the day-to-day management of the Fund is:

Jeffrey D. Miller, Portfolio Manager at Vanguard. He has been with Vanguard since 1999, has worked in investment management since 2007, has managed investment portfolios since 2010, and has managed the Fund since August 2015. Education: B.A., The Pennsylvania State University; M.B.A., Drexel University.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 1684 082015

Vanguard Global ex-U.S. Real Estate Index Fund

Supplement to the Prospectus and Summary Prospectus Dated February 26, 2015

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Justin E. Hales, CFP, Portfolio Manager at Vanguard. He has co-managed the Fund since August 2015.

Michael Perre, Principal of Vanguard. He has co-managed the Fund since August 2015.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Justin E. Hales, CFP, Portfolio Manager at Vanguard. He has been with Vanguard since 2004, has worked in investment management since 2006, has managed investment portfolios since 2014, and has co-managed the Fund since August 2015. Education: B.A., University of Maryland.

Michael Perre, Principal of Vanguard. He has been with Vanguard since 1990, has managed investment portfolios since 1999, and has co-managed the Fund since August 2015. Education: B.A., Saint Joseph’s University; M.B.A., Villanova University.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 738 082015

Vanguard International Equity Index Funds

Supplement to the Statement of Additional Information Dated February 26, 2015

Statement of Additional Information Text Changes

In the Investment Advisory Services section, references to Michael D. Eyre are removed. The following replaces similar text for Vanguard Global ex-U.S. Real Estate Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund under the heading “1. Other Accounts Managed” on page B-39:

Justin E. Hales and Michael Perre co-manage Vanguard Global ex-U.S. Real Estate Index Fund; as of July 31, 2015, the Fund held assets of $3.8 billion. As of July 31, 2015, Mr. Perre managed all or a portion of 5 other registered investment companies with total assets of $301 billion and 1 other account with total assets of $7.2 billion (none of which had advisory fees based on account performance).

Jeffrey D. Miller manages Vanguard FTSE All-World ex-US Small-Cap Index Fund; as of July 31, 2015, the Fund held assets of $3.2 billion. As of July 31, 2015, Mr. Miller managed 12 other registered investment companies with total assets of $22.7 billion, 4 other pooled investment vehicles with total assets of $19.3 billion, and 1 other account with total assets of $12.4 billion (none of which had advisory fees based on account performance).

Within the same section, the following text is added under the heading “4. Ownership of Securities” on page B-40:

As of July 31, 2015, Mr. Perre owned shares of Vanguard Global ex-U.S. Real Estate Index Fund within the $10,001–$50,000 range. Mr. Hales and Mr. Miller did not own any shares of the Funds they managed.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 72A 082015